Consolidated Statements of Changes In Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2017	1,000,000	758,001
Balance at Dec. 31, 2017	$ 10,000	$ 7,580	$ 217,194,194	$ 2,631	$ (208,699,276)	$ 8,515,129
Share-based payments			634,082			634,082
Issuance of common stock and warrants from capital raises, net (in shares)		150,000
Issuance of common stock and warrants from capital raises, net		$ 1,500	1,826,500			1,828,000
Issuance of restricted stock awards (in shares)		2,252
Issuance of restricted stock awards		$ 23	(23)
Foreign currency translation adjustments				(3,044)		(3,044)
Net loss					(4,924,617)	(4,924,617)
Balance (in shares) at Dec. 31, 2018	1,000,000	910,253
Balance at Dec. 31, 2018	$ 10,000	$ 9,103	219,654,753	(413)	(213,623,893)	6,049,550
Share-based payments			337,966			337,966
Foreign currency translation adjustments				(1,743)		(1,743)
Net loss					(3,113,992)	(3,113,992)
Balance (in shares) at Mar. 31, 2019	1,000,000	910,253
Balance at Mar. 31, 2019	$ 10,000	$ 9,103	219,992,719	(2,156)	(216,737,885)	3,271,781
Balance (in shares) at Dec. 31, 2018	1,000,000	910,253
Balance at Dec. 31, 2018	$ 10,000	$ 9,103	219,654,753	(413)	(213,623,893)	6,049,550
Net loss						(6,314,047)
Balance (in shares) at Sep. 30, 2019	200,000	2,818,291
Balance at Sep. 30, 2019	$ 2,000	$ 28,183	226,957,990	(7,670)	(219,937,940)	7,042,563
Balance (in shares) at Dec. 31, 2018	1,000,000	910,253
Balance at Dec. 31, 2018	$ 10,000	$ 9,103	219,654,753	(413)	(213,623,893)	6,049,550
Share-based payments			880,789			880,789
Issuance of common stock and warrants from capital raises, net (in shares)		416,315
Issuance of common stock and warrants from capital raises, net		$ 4,163	6,548,679			6,552,842
Issuance of restricted stock awards (in shares)		15,688
Issuance of restricted stock awards		$ 157	(157)
Foreign currency translation adjustments				(5,773)		(5,773)
Net loss					(8,351,651)	(8,351,651)
Share rounding adjustment related to 1:20 reverse stock split (in shares)		6,117
Share rounding adjustment related to 1:20 reverse stock split		$ 61	(61)
Issuance of common stock for conversion of Series A Preferred Stock (in shares)	(800,000)	155,496
Issuance of common stock for conversion of Series A Preferred Stock	$ (8,000)	$ 1,555	6,445
Issuance of common stock for warrant exercises (in shares)		2,361,462
Issuance of common stock for warrant exercises		$ 23,615	(23,379)			236
Issuance of common stock for RSU exercises (in shares)		1,126
Issuance of common stock for RSU exercises		$ 11	(11)
Balance (in shares) at Dec. 31, 2019	200,000	3,866,457
Balance at Dec. 31, 2019	$ 2,000	$ 38,665	227,067,058	(6,186)	(221,975,544)	5,125,993
Balance (in shares) at Mar. 31, 2019	1,000,000	910,253
Balance at Mar. 31, 2019	$ 10,000	$ 9,103	219,992,719	(2,156)	(216,737,885)	3,271,781
Share-based payments			128,778			128,778
Foreign currency translation adjustments				(1,013)		(1,013)
Net loss					(1,436,921)	(1,436,921)
Issuance of common stock for conversion of Series A Preferred Stock (in shares)	(465,191)	90,419
Issuance of common stock for conversion of Series A Preferred Stock	$ (4,652)	$ 904	3,748
Issuance of common stock for RSU exercises (in shares)		1,126
Issuance of common stock for RSU exercises		$ 11	(11)
Balance (in shares) at Jun. 30, 2019	534,809	1,001,798
Balance at Jun. 30, 2019	$ 5,348	$ 10,018	220,125,234	(3,169)	(218,174,806)	1,962,625
Share-based payments			294,600			294,600
Issuance of common stock and warrants from capital raises, net (in shares)		416,315
Issuance of common stock and warrants from capital raises, net		$ 4,163	6,548,679			6,552,842
Issuance of restricted stock awards (in shares)		15,688
Issuance of restricted stock awards		$ 157	(157)
Foreign currency translation adjustments				(4,501)		(4,501)
Net loss					(1,763,134)	(1,763,134)
Share rounding adjustment related to 1:20 reverse stock split (in shares)		6,117
Share rounding adjustment related to 1:20 reverse stock split		$ 61	(61)
Issuance of common stock for conversion of Series A Preferred Stock (in shares)	(334,809)	65,077
Issuance of common stock for conversion of Series A Preferred Stock	$ (3,348)	$ 651	2,697
Issuance of common stock for warrant exercises (in shares)		1,313,296
Issuance of common stock for warrant exercises		$ 13,133	(13,002)			131
Balance (in shares) at Sep. 30, 2019	200,000	2,818,291
Balance at Sep. 30, 2019	$ 2,000	$ 28,183	226,957,990	(7,670)	(219,937,940)	7,042,563
Balance (in shares) at Dec. 31, 2019	200,000	3,866,457
Balance at Dec. 31, 2019	$ 2,000	$ 38,665	227,067,058	(6,186)	(221,975,544)	5,125,993
Share-based payments			75,892			75,892
Foreign currency translation adjustments				(962)		(962)
Net loss					(7,575,218)	(7,575,218)
Balance (in shares) at Mar. 31, 2020	200,000	9,428,011
Balance at Mar. 31, 2020	$ 2,000	$ 94,280	239,439,587	(7,148)	(229,550,762)	9,977,957
Balance (in shares) at Dec. 31, 2019	200,000	3,866,457
Balance at Dec. 31, 2019	$ 2,000	$ 38,665	227,067,058	(6,186)	(221,975,544)	5,125,993
Net loss						(11,847,981)
Balance (in shares) at Sep. 30, 2020	200,000	17,295,703
Balance at Sep. 30, 2020	$ 2,000	$ 172,957	247,775,027	(3,986)	(233,823,525)	14,122,473
Balance (in shares) at Mar. 31, 2020	200,000	9,428,011
Balance at Mar. 31, 2020	$ 2,000	$ 94,280	239,439,587	(7,148)	(229,550,762)	9,977,957
Share-based payments			241,247			241,247
Issuance of common stock and warrants from capital raises, net (in shares)		5,000,000
Issuance of common stock and warrants from capital raises, net		$ 50,000	4,384,354			4,434,354
Foreign currency translation adjustments				(18)		(18)
Net loss					(1,950,941)	(1,950,941)
Issuance of common stock for warrant exercises (in shares)		2,871,296
Issuance of common stock for warrant exercises		$ 28,713	3,502,981			3,531,694
Issuance of common stock for RSU exercises (in shares)		563
Issuance of common stock for RSU exercises		$ 6	(6)
Balance (in shares) at Jun. 30, 2020	200,000	17,295,703
Balance at Jun. 30, 2020	$ 2,000	$ 172,957	247,568,205	(7,166)	(231,501,703)	16,234,293
Share-based payments			206,822			206,822
Foreign currency translation adjustments				3,180		3,180
Net loss					(2,321,822)	(2,321,822)
Balance (in shares) at Sep. 30, 2020	200,000	17,295,703
Balance at Sep. 30, 2020	$ 2,000	$ 172,957	$ 247,775,027	$ (3,986)	$ (233,823,525)	$ 14,122,473